Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of the Reconciliation of the Basic and Diluted Weighted Average Number of Shares Outstanding
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Basic and diluted weighted average number of shares outstanding	61,716,065	38,940,252	37,248,710
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	11,204,026	15,031,388	12,737,893
Restricted share units	428,566	—	—
Restricted shares	48,238	148,314	589,990
Convertible preferred shares	—	27,159,277	27,159,277
	11,680,830	42,338,979	40,487,160

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Basic and diluted weighted average number of shares outstanding	61,716,065	38,940,252	37,248,710
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	11,204,026	15,031,388	12,737,893
Restricted share units	428,566	—	—
Restricted shares	48,238	148,314	589,990
Convertible preferred shares	—	27,159,277	27,159,277
	11,680,830	42,338,979	40,487,160